Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leasing Activity Disclosure [Line Items]
Lease receivables	$ 14,719	$ 15,290
Residual asset values	3,078	3,712
Unearned income	(2,254)	(2,589)
Lease financing	15,543	16,413
Leasing Activity Disclosures Textual [Abstract]
Leveraged leases, lessor	274	509
Operating lease assets (lessor)	4,999	5,286
Accumulated depreciation, operating lease assets, lessor	2,900	2,900
Depreciation, operating lease assets, lessor	374	$ 407	$ 453
Railroad transportation equipment [Member] | Disposal group, held-for-sale, not discontinued operations [Member]
Leasing Activity Disclosures Textual [Abstract]
Operating lease assets (lessor)	$ 4,300